Fair Value Measurements (Details) - Schedule of Carrying Amounts and Fair Values of Financial Instruments - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Fair value through profit & loss [Member]
Financial Assets
Investments
Trade receivables	3,682,302	1,831,724
Others financial assets	4,222,957	2,529,576
Total	7,905,259	4,361,300
Financial Liabilities
Trade payables	8,430,154	6,802,780
Other financial liabilities	243,655	1,715,060
Total	8,673,809	8,517,840
Fair value through other comprehensive income [Member]
Financial Assets
Total
Financial Liabilities
Total
Amortised cost [Member]
Financial Assets
Total
Financial Liabilities
Borrowings	2,497,985	3,899,316
Total	$ 2,497,985	$ 3,899,316